Consolidated Balance Sheets - CAD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Assets
Cash and cash equivalents		$ 768,433	$ 479,045
Trade and other receivables	[1]	45,631	64,986
Other current financial assets		18,779	2,437
Prepaid expenses and other current assets		16,381	8,503
Total current assets		849,224	554,971
Satellites, property and other equipment		1,703,039	1,791,847
Deferred tax assets		10,799	4,617
Other long-term financial assets		55,755	83,531
Other long-term assets		7,912	3,056
Intangible assets		811,154	812,995
Goodwill		2,446,603	2,446,603
Total assets		5,884,486	5,697,620
Liabilities
Trade and other payables	[1]	30,659	37,919
Other current financial liabilities		26,386	26,355
Other current liabilities		113,289	77,324
Current indebtedness		7,888	14,486
Total current liabilities		178,222	156,084
Long-term indebtedness		3,716,340	3,528,891
Deferred tax liabilities		406,900	445,114
Other long-term financial liabilities		54,521	58,831
Other long-term liabilities		435,518	365,879
Total liabilities		4,791,501	4,554,799
Shareholders' Equity
Share capital		153,706	152,682
Accumulated earnings		843,601	968,408
Reserves		95,678	21,731
Total shareholders' equity		1,092,985	1,142,821
Total liabilities and shareholders' equity		$ 5,884,486	$ 5,697,620

[1]	Trade and other receivables and trade and other payables approximate fair value due to the short-term maturity of these instruments.